Shareholder Report, Line Graph (Details) - USD ($)							2 Months Ended			3 Months Ended	5 Months Ended			6 Months Ended		8 Months Ended			9 Months Ended	11 Months Ended			12 Months Ended		14 Months Ended			17 Months Ended		18 Months Ended	20 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended	93 Months Ended
		Jan. 06, 2025	Oct. 18, 2024	Aug. 05, 2024	Apr. 19, 2024	Mar. 27, 2018	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2025	Sep. 30, 2018	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2019	Dec. 31, 2025	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2025
C000249064
Account Value [Line Items]
Line Graph and Table Measure Name																								Vontobel International Equity Fund, Class A Shares
Accumulated Value					$ 10,000				$ 10,530				$ 11,360					$ 10,749				$ 11,252					$ 12,700		$ 12,102		$ 11,954
C000249063
Account Value [Line Items]
Line Graph and Table Measure Name																								Vontobel International Equity Fund, Class Y Shares
Accumulated Value					50,000				52,600				56,750					53,800				56,369					63,658		60,721		59,985
C000249065
Account Value [Line Items]
Line Graph and Table Measure Name																								Vontobel International Equity Fund, Class Institutional Shares
Accumulated Value					100,000				105,100				113,300					107,191				112,225					126,804		120,826		119,359
C000251720
Account Value [Line Items]
Line Graph and Table Measure Name																								Vontobel Global Equity Fund, Class A Shares
Accumulated Value				$ 10,000				$ 10,930				$ 10,707					$ 10,666				$ 11,691					$ 11,902		$ 11,634
C000251719
Account Value [Line Items]
Line Graph and Table Measure Name																								Vontobel Global Equity Fund, Class Y Shares
Accumulated Value				10,000				10,930				10,697					10,656				11,681					11,902		11,651
C000251721
Account Value [Line Items]
Line Graph and Table Measure Name																								Vontobel Global Equity Fund, Class Institutional Shares
Accumulated Value				1,000,000				1,092,000				1,067,652					1,062,630				1,163,068					1,182,151		1,156,069
C000253849
Account Value [Line Items]
Line Graph and Table Measure Name																								Vontobel U.S. Equity Fund, A Shares
Accumulated Value			$ 10,000				$ 9,796				$ 9,842					$ 10,669				$ 10,962					$ 10,936
C000253850
Account Value [Line Items]
Line Graph and Table Measure Name																								Vontobel U.S. Equity Fund, Y Shares
Accumulated Value						$ 10,000									$ 11,160															$ 12,439		$ 14,114	$ 17,103	$ 14,407	$ 18,174	$ 22,804	$ 25,090	$ 25,081
C000256674
Account Value [Line Items]
Line Graph and Table Measure Name																								Vontobel U.S. Equity Fund, Institutional Shares
Accumulated Value		$ 5,000,000								$ 5,008,757				$ 5,443,666					$ 5,607,122				$ 5,607,328
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]																							MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value					10,000				10,546				11,396					10,530				11,082					12,415		13,270		13,941
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]																							MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value					50,000				52,730				56,981					52,652				55,408					62,075		66,352		69,704
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6]																							MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value					$ 100,000				$ 105,460				$ 113,963					$ 105,304				$ 110,815					$ 124,149		$ 132,705		$ 139,409
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7],[8]																							MSCI ACWI Index (USD) (NR)
Accumulated Value				10,000				11,208				11,097					10,950				12,212					13,143		13,575
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9],[10]																							MSCI ACWI Index (USD) (NR)
Accumulated Value				10,000				11,208				11,097					10,950				12,212					13,143		13,575
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11],[12]																							MSCI ACWI Index (USD) (NR)
Accumulated Value				$ 1,000,000				$ 1,120,757				$ 1,109,674					$ 1,094,976				$ 1,221,190					$ 1,314,279		$ 1,357,547
S&P 500 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]																							S&P 500 Index (USD) (NR)
Accumulated Value			$ 10,000				$ 10,048				$ 9,609					$ 10,650				$ 11,504					$ 11,799
S&P 500 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]																							S&P 500 Index (USD) (NR)
Accumulated Value						$ 10,000									$ 10,822															$ 11,213		$ 12,838	$ 16,616	$ 13,981	$ 16,918	$ 22,967	$ 26,903	$ 27,592
S&P 500 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]																							S&P 500 Index (USD) (NR)
Accumulated Value		$ 5,000,000								$ 4,706,017				$ 5,215,687					$ 5,634,232				$ 5,778,627

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	ACWI – All Country World Index
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	ACWI – All Country World Index
[10]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[11]	ACWI – All Country World Index
[12]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).